Leases (Schedule of Supplemental Cash Flow Information Related to Operating Leases) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Right-of-use assets obtained in exchange for new operating lease upon adoption of ASC 842	$ 8,674
Right-of-use assets obtained for new operating lease liabilities	784
Cash paid for amounts included in the measurement of lease liabilities	$ 2,324